UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21574
Investment Company Act File Number

Eaton Vance Floating Rate Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

May 31
Date of Fiscal Year End

February 28, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Income Trust	as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 152.0%(1)

Principal
Amount*	Borrower/Tranche Description	Value
Aerospace and Defense — 3.6%
	CACI International, Inc.
2,108,023	Term Loan, 2.38%, Maturing May 3, 2011	$1,992,082
	Colt Defense, LLC
978,935	Term Loan, 4.05%, Maturing July 9, 2014	856,568
	DAE Aviation Holdings, Inc.
459,575	Term Loan, 4.47%, Maturing July 31, 2014	232,085
453,047	Term Loan, 4.92%, Maturing July 31, 2014	228,789
	Evergreen International Aviation
1,464,368	Term Loan, 9.00%, Maturing October 31, 2011	856,655
	Hawker Beechcraft Acquisition
3,542,280	Term Loan, 3.46%, Maturing March 26, 2014	1,672,743
208,002	Term Loan, 3.46%, Maturing March 26, 2014	98,223
	Hexcel Corp.
371,124	Term Loan, 3.77%, Maturing March 1, 2012	326,589
	IAP Worldwide Services, Inc.
970,488	Term Loan, 8.25%, Maturing December 30, 2012(2)	532,150
	Spirit AeroSystems, Inc.
1,272,517	Term Loan, 2.91%, Maturing December 31, 2011	1,154,810
	TransDigm, Inc.
1,800,000	Term Loan, 3.50%, Maturing June 23, 2013	1,650,375
	Vought Aircraft Industries, Inc.
1,270,306	Term Loan, 2.98%, Maturing December 17, 2011	1,037,417
746,475	Term Loan, 7.50%, Maturing December 22, 2011	640,724
	Wesco Aircraft Hardware Corp.
1,264,250	Term Loan, 2.73%, Maturing September 29, 2013	1,056,439

		$12,335,649

Air Transport — 0.7%
	Delta Air Lines, Inc.
1,329,750	Term Loan - Second Lien, 3.70%, Maturing April 30, 2014	$678,589
	Northwest Airlines, Inc.
2,100,786	Term Loan, 2.45%, Maturing December 31, 2010	1,815,079

		$2,493,668

Automotive — 5.9%
	Accuride Corp.
1,797,212	Term Loan, 8.00%, Maturing January 31, 2012	$1,218,510
	Adesa, Inc.
3,902,722	Term Loan, 3.25%, Maturing October 18, 2013	2,666,859
	Affina Group, Inc.
1,210,323	Term Loan, 4.17%, Maturing November 30, 2011	617,265
	Allison Transmission, Inc.
1,918,048	Term Loan, 3.20%, Maturing September 30, 2014	1,287,490
	Chrysler Financial
3,176,408	Term Loan, 6.00%, Maturing August 1, 2014	1,686,142
	CSA Acquisition Corp.
258,553	Term Loan, 4.00%, Maturing December 23, 2011	91,140
645,962	Term Loan, 4.00%, Maturing December 23, 2011	227,701
485,000	Term Loan, 4.00%, Maturing December 23, 2012	152,775
	Dayco Products, LLC
1,920,501	Term Loan, 6.55%, Maturing June 21, 2011	515,334
	Delphi Corp.
1,361,357	DIP Loan, 0.00%, Maturing June 30, 2009(3)	231,431
138,644	DIP Loan, 9.50%, Maturing June 30, 2009	23,569

Principal
Amount*		Borrower/Tranche Description	Value
		Federal-Mogul Corp.
	1,664,208	Term Loan, 2.36%, Maturing December 27, 2014	$800,206
	2,280,905	Term Loan, 2.40%, Maturing December 27, 2015	1,096,734
		Ford Motor Co.
	1,935,500	Term Loan, 5.00%, Maturing December 15, 2013	630,650
		General Motors Corp.
	5,547,210	Term Loan, 4.15%, Maturing November 29, 2013	2,050,487
		Goodyear Tire & Rubber Co.
	2,675,000	Term Loan - Second Lien, 2.23%, Maturing April 30, 2010	1,881,097
		HLI Operating Co., Inc.
EUR	87,273	Term Loan, 3.50%, Maturing May 30, 2014	58,639
EUR	1,486,255	Term Loan, 9.60%, Maturing May 30, 2014	998,626
		Keystone Automotive Operations, Inc.
	1,428,743	Term Loan, 4.33%, Maturing January 12, 2012	589,357
		LKQ Corp.
	1,132,311	Term Loan, 2.71%, Maturing October 12, 2014	973,788
		TriMas Corp.
	262,500	Term Loan, 4.45%, Maturing August 2, 2011	168,656
	2,104,292	Term Loan, 3.18%, Maturing August 2, 2013	1,352,008
		United Components, Inc.
	1,180,271	Term Loan, 3.25%, Maturing June 30, 2010	832,091

			$20,150,555

Beverage and Tobacco — 0.4%
		Culligan International Co.
EUR	1,075,000	Term Loan - Second Lien, 7.66%, Maturing May 31, 2013	$283,923
		Southern Wine & Spirits of America, Inc.
	238,572	Term Loan, 2.96%, Maturing May 31, 2012	214,715
		Van Houtte, Inc.
	118,497	Term Loan, 3.96%, Maturing July 11, 2014	93,316
	868,978	Term Loan, 3.96%, Maturing July 11, 2014	684,320

			$1,276,274

Building and Development — 4.0%
		Beacon Sales Acquisition, Inc.
	1,246,312	Term Loan, 3.32%, Maturing September 30, 2013	$911,886
		Brickman Group Holdings, Inc.
	778,576	Term Loan, 2.48%, Maturing January 23, 2014	576,146
		Capital Automotive (REIT)
	1,372,138	Term Loan, 2.17%, Maturing December 16, 2010	672,347
		Epco/Fantome, LLC
	1,496,000	Term Loan, 3.10%, Maturing November 23, 2010	1,406,240
		Forestar USA Real Estate Group, Inc.
	1,699,624	Revolving Loan, 4.45%, Maturing December 1, 2010(4)	1,402,190
	1,700,000	Term Loan, 4.47%, Maturing December 1, 2010	1,402,500
		Hovstone Holdings, LLC
	961,912	Term Loan, 5.50%, Maturing July 1, 2009(5)	402,945
		LNR Property Corp.
	1,430,000	Term Loan, 3.92%, Maturing July 3, 2011	768,625
		Metroflag BP, LLC
	500,000	Term Loan - Second Lien, 0.00%, Maturing June 30, 2009(3)	75,000
		Mueller Water Products, Inc.
	1,418,091	Term Loan, 2.79%, Maturing May 24, 2014	1,169,925
		NCI Building Systems, Inc.
	373,123	Term Loan, 2.22%, Maturing June 18, 2010	329,281
		November 2005 Land Investors
	304,578	Term Loan, 6.48%, Maturing May 9, 2011(2)	182,747
		Panolam Industries Holdings, Inc.
	1,039,225	Term Loan, 3.23%, Maturing September 30, 2012	581,966

Principal
Amount*		Borrower/Tranche Description	Value
		Re/Max International, Inc.
	729,139	Term Loan, 4.53%, Maturing December 17, 2012	$514,043
	457,559	Term Loan, 8.53%, Maturing December 17, 2012	322,579
		South Edge, LLC
	843,750	Term Loan, 0.00%, Maturing October 31, 2009(3)	132,188
		TRU 2005 RE Holding Co.
	5,071,830	Term Loan, 3.41%, Maturing December 9, 2009	2,318,552
		United Subcontractors, Inc.
	935,155	Term Loan - Second Lien, 0.00%, Maturing June 27, 2013(2)(3)(5)	37,406
		Wintergames Acquisition ULC
	971,182	Term Loan, 7.98%, Maturing April 24, 2009	594,849

			$13,801,415

Business Equipment and Services — 12.2%
		ACCO Brands Corp.
	1,063,950	Term Loan, 7.75%, Maturing August 17, 2012	$899,038
		Activant Solutions, Inc.
	1,716,252	Term Loan, 3.44%, Maturing May 1, 2013	823,801
	945,739	Term Loan, 3.94%, Maturing May 1, 2013	453,955
		Acxiom Corp.
	1,353,000	Term Loan, 2.63%, Maturing September 15, 2012	1,231,230
		Affiliated Computer Services
	897,250	Term Loan, 2.48%, Maturing March 20, 2013	835,565
		Affinion Group, Inc.
	2,619,470	Term Loan, 3.76%, Maturing October 17, 2012	2,152,332
		Allied Barton Security Service
	1,097,458	Term Loan, 6.75%, Maturing February 21, 2015	987,712
		Education Management, LLC
	3,841,448	Term Loan, 3.25%, Maturing June 1, 2013	3,297,644
		Info USA, Inc.
	654,885	Term Loan, 3.46%, Maturing February 14, 2012	507,536
		Intergraph Corp.
	1,000,000	Term Loan - Second Lien, 6.77%, Maturing November 29, 2014	840,000
		iPayment, Inc.
	2,618,041	Term Loan, 3.00%, Maturing May 10, 2013	1,459,558
		Kronos, Inc.
	1,189,800	Term Loan, 3.71%, Maturing June 11, 2014	856,656
		Language Line, Inc.
	3,325,605	Term Loan, 4.71%, Maturing June 11, 2011	2,893,276
		Mitchell International, Inc.
	989,924	Term Loan, 3.50%, Maturing March 28, 2014	744,918
	1,000,000	Term Loan - Second Lien, 6.75%, Maturing March 28, 2015	590,000
		N.E.W. Holdings I, LLC
	2,547,042	Term Loan, 3.80%, Maturing May 22, 2014	1,587,655
		Protection One, Inc.
	2,212,140	Term Loan, 2.73%, Maturing March 31, 2012	1,581,680
		Quantum Corp.
	295,688	Term Loan, 4.96%, Maturing July 12, 2014	181,848
		Quintiles Transnational Corp.
	1,875,000	Term Loan - Second Lien, 5.46%, Maturing March 31, 2014	1,453,125
		Sabre, Inc.
	7,377,363	Term Loan, 2.88%, Maturing September 30, 2014	3,576,177
		Serena Software, Inc.
	1,003,768	Term Loan, 3.10%, Maturing March 10, 2013	562,110
		Sitel (Client Logic)
	1,957,921	Term Loan, 6.60%, Maturing January 29, 2014	1,148,648
		Solera Holdings, LLC
EUR	834,957	Term Loan, 5.08%, Maturing May 15, 2014	865,338
		SunGard Data Systems, Inc.
	7,609,919	Term Loan, 2.66%, Maturing February 11, 2013	6,419,812

Principal
Amount*		Borrower/Tranche Description	Value
		TDS Investor Corp.
	1,500,739	Term Loan, 3.08%, Maturing August 23, 2013	$899,193
	301,124	Term Loan, 3.71%, Maturing August 23, 2013	180,424
	992,443	Term Loan, 3.71%, Maturing August 23, 2013	602,909
EUR	1,054,228	Term Loan, 5.22%, Maturing August 23, 2013	781,851
		Valassis Communications, Inc.
	339,920	Term Loan, 3.21%, Maturing March 2, 2014	243,043
	1,472,084	Term Loan, 3.21%, Maturing March 2, 2014	1,052,540
		WAM Acquisition, S.A.
EUR	167,556	Term Loan, 3.75%, Maturing May 4, 2014	129,841
EUR	276,689	Term Loan, 3.75%, Maturing May 4, 2014	214,410
EUR	167,556	Term Loan, 4.25%, Maturing May 4, 2015	129,841
EUR	276,689	Term Loan, 4.25%, Maturing May 4, 2015	214,410
		West Corp.
	2,219,264	Term Loan, 2.84%, Maturing October 24, 2013	1,643,643

			$42,041,719

Cable and Satellite Television — 11.5%
		Atlantic Broadband Finance, LLC
	2,404,340	Term Loan, 3.71%, Maturing February 10, 2011	$2,169,917
		Bragg Communications, Inc.
	2,093,488	Term Loan, 4.53%, Maturing August 31, 2014	1,946,944
		Bresnan Broadband Holdings, LLC
	550,000	Term Loan, 3.13%, Maturing March 29, 2014	474,375
	1,325,000	Term Loan - Second Lien, 5.84%, Maturing March 29, 2014	934,125
		Cequel Communications, LLC
	1,487,386	Term Loan, 2.45%, Maturing November 5, 2013	1,265,674
	1,800,000	Term Loan - Second Lien, 4.91%, Maturing May 5, 2014	1,127,700
	4,190,328	Term Loan - Second Lien, 6.42%, Maturing May 5, 2014(2)	2,666,096
		Charter Communications Operating, Inc.
	2,191,966	Term Loan, 3.21%, Maturing April 28, 2013	1,750,833
		CSC Holdings, Inc.
	3,846,246	Term Loan, 2.21%, Maturing March 29, 2013	3,514,507
		CW Media Holdings, Inc.
	691,250	Term Loan, 4.71%, Maturing February 15, 2015	516,494
		Foxco Acquisition Sub., LLC
	723,188	Term Loan, 7.25%, Maturing July 2, 2015	390,521
		Insight Midwest Holdings, LLC
	3,999,375	Term Loan, 2.42%, Maturing April 6, 2014	3,555,276
		Kabel BW GmbH and Co.
EUR	500,000	Term Loan, 5.83%, Maturing June 9, 2013	483,528
EUR	500,000	Term Loan, 6.33%, Maturing June 9, 2014	483,528
		MCC Iowa, LLC
	887,500	Term Loan, 1.87%, Maturing March 31, 2010	832,031
		Mediacom Broadband Group
	3,881,176	Term Loan, 2.12%, Maturing January 31, 2015	3,342,662
		Mediacom Illinois, LLC
	4,016,163	Term Loan, 1.87%, Maturing January 31, 2015	3,378,597
		NTL Investment Holdings, Ltd.
GBP	1,534,029	Term Loan, 4.30%, Maturing March 30, 2012	1,789,835
GBP	559,094	Term Loan, 4.39%, Maturing March 30, 2012	652,325
		Orion Cable GmbH
EUR	706,774	Term Loan, 7.42%, Maturing October 31, 2014	499,402
EUR	706,774	Term Loan, 5.20%, Maturing October 31, 2015	499,402
		ProSiebenSat.1 Media AG
EUR	409,546	Term Loan, 4.59%, Maturing March 2, 2015	54,030
EUR	11,076	Term Loan, 3.75%, Maturing June 26, 2015	7,105
EUR	272,924	Term Loan, 3.75%, Maturing June 26, 2015	175,076
EUR	409,546	Term Loan, 4.84%, Maturing March 2, 2016	54,030
EUR	406,082	Term Loan, 9.21%, Maturing March 2, 2017(2)	27,832
EUR	565,165	Term Loan - Second Lien, 5.96%, Maturing September 2, 2016	46,572

Principal
Amount*		Borrower/Tranche Description	Value
		UPC Broadband Holding B.V
EUR	4,500,000	Term Loan, 3.76%, Maturing October 16, 2011	$4,204,105
	2,175,000	Term Loan, 2.16%, Maturing December 31, 2014	1,862,344
		YPSO Holding SA
EUR	209,021	Term Loan, 4.05%, Maturing July 28, 2014	158,859
EUR	249,358	Term Loan, 4.05%, Maturing July 28, 2014	189,516
EUR	541,621	Term Loan, 4.05%, Maturing July 28, 2014	411,641

			$39,464,882

Chemicals and Plastics — 8.4%
		AZ Chem US, Inc.
	500,000	Term Loan - Second Lien, 5.98%, Maturing February 28, 2014	$276,666
		Brenntag Holding GmbH and Co. KG
	432,000	Term Loan, 2.53%, Maturing December 23, 2013	347,760
	1,768,000	Term Loan, 3.18%, Maturing December 23, 2013	1,423,240
	1,600,000	Term Loan - Second Lien, 5.50%, Maturing December 23, 2015	976,000
		Celanese Holdings, LLC
	4,617,750	Term Loan, 2.94%, Maturing April 2, 2014	3,787,839
		Cognis GmbH
EUR	201,639	Term Loan, 5.33%, Maturing September 15, 2013	164,241
EUR	823,361	Term Loan, 5.33%, Maturing September 15, 2013	670,651
		First Chemical Holding
EUR	965,273	Term Loan, 5.06%, Maturing December 18, 2015	436,870
		Foamex, L.P.
	1,528,766	Term Loan, 4.46%, Maturing February 12, 2013	458,630
		Georgia Gulf Corp.
	733,544	Term Loan, 7.91%, Maturing October 3, 2013	370,440
		Hexion Specialty Chemicals, Inc.
	492,500	Term Loan, 3.75%, Maturing May 5, 2012	164,987
	4,830,050	Term Loan, 3.69%, Maturing May 5, 2013	1,911,893
	1,049,224	Term Loan, 3.75%, Maturing May 5, 2013	415,318
		INEOS Group
	2,493,348	Term Loan, 8.20%, Maturing December 14, 2013	1,003,573
	2,398,313	Term Loan, 8.70%, Maturing December 14, 2014	965,321
EUR	750,000	Term Loan - Second Lien, 8.46%, Maturing December 14, 2012	145,791
		Innophos, Inc.
	1,822,750	Term Loan, 3.91%, Maturing August 10, 2010	1,749,840
		ISP Chemco, Inc.
	2,955,000	Term Loan, 2.38%, Maturing June 4, 2014	2,501,901
		Kleopatra
	900,000	Term Loan, 4.25%, Maturing January 3, 2016	456,000
EUR	625,000	Term Loan, 6.16%, Maturing January 3, 2016	408,849
		Kranton Polymers, LLC
	2,407,069	Term Loan, 3.44%, Maturing May 12, 2013	1,247,663
		Lucite International Group Holdings
	230,084	Term Loan, 3.43%, Maturing July 7, 2013	195,571
	649,752	Term Loan, 3.43%, Maturing July 7, 2013	552,289
		MacDermid, Inc.
	600,052	Term Loan, 2.48%, Maturing April 12, 2014	376,533
EUR	799,130	Term Loan, 3.80%, Maturing April 12, 2014	531,876
		Millenium Inorganic Chemicals
	359,728	Term Loan, 3.71%, Maturing April 30, 2014	211,340
	1,075,000	Term Loan - Second Lien, 7.21%, Maturing October 31, 2014	585,875
		Momentive Performance Material
	1,807,374	Term Loan, 2.75%, Maturing December 4, 2013	1,363,438
		Propex Fabrics, Inc.
	885,546	Term Loan, 7.25%, Maturing July 31, 2012(2)	166,040
		Rockwood Specialties Group, Inc.
	4,226,363	Term Loan, 1.98%, Maturing December 10, 2012	3,747,376

Principal
Amount*		Borrower/Tranche Description	Value
		Schoeller Arca Systems Holding
EUR	72,261	Term Loan, 5.82%, Maturing November 16, 2015	$41,224
EUR	206,030	Term Loan, 5.82%, Maturing November 16, 2015	117,538
EUR	221,709	Term Loan, 5.82%, Maturing November 16, 2015	126,482
		Solo Cup Co.
	646,693	Term Loan, 4.35%, Maturing February 27, 2011	588,491
		Wellman, Inc.
	728,333	Term Loan, 0.00%, Maturing August 10, 2009(3)(5)	211,945

			$28,699,491

Clothing/Textiles — 1.0%
		Hanesbrands, Inc.
	1,216,071	Term Loan, 2.98%, Maturing September 5, 2013	$1,150,328
	950,000	Term Loan - Second Lien, 4.91%, Maturing March 5, 2014	804,650
		St. John Knits International, Inc.
	567,596	Term Loan, 9.00%, Maturing March 23, 2012	354,748
		The William Carter Co.
	1,056,895	Term Loan, 2.08%, Maturing July 14, 2012	945,921

			$3,255,647

Conglomerates — 4.9%
		Amsted Industries, Inc.
	1,881,754	Term Loan, 3.23%, Maturing October 15, 2010	$1,552,447
		Blount, Inc.
	275,947	Term Loan, 2.16%, Maturing August 9, 2010	246,053
		Doncasters (Dunde HoldCo 4 Ltd.)
	473,032	Term Loan, 2.95%, Maturing July 13, 2015	303,332
	473,032	Term Loan, 3.45%, Maturing July 13, 2015	303,332
GBP	550,000	Term Loan - Second Lien, 6.06%, Maturing January 13, 2016	341,198
		GenTek, Inc.
	557,681	Term Loan, 3.33%, Maturing February 25, 2011	462,875
		Jarden Corp.
	939,253	Term Loan, 3.21%, Maturing January 24, 2012	842,588
	2,379,881	Term Loan, 3.21%, Maturing January 24, 2012	2,134,951
	989,952	Term Loan, 3.96%, Maturing January 24, 2012	900,361
		Johnson Diversey, Inc.
	1,814,531	Term Loan, 3.18%, Maturing December 16, 2011	1,596,788
		Manitowoc Company, Inc. (The)
	1,400,000	Term Loan, 6.50%, Maturing August 21, 2014	1,071,438
		Polymer Group, Inc.
	2,567,866	Term Loan, 3.38%, Maturing November 22, 2012	1,938,739
		RBS Global, Inc.
	343,000	Term Loan, 2.94%, Maturing July 19, 2013	281,260
	2,425,000	Term Loan, 3.36%, Maturing July 19, 2013	2,020,832
		RGIS Holdings, LLC
	2,956,176	Term Loan, 3.33%, Maturing April 30, 2014	2,187,570
	147,809	Term Loan, 3.96%, Maturing April 30, 2014	109,378
		Vertrue, Inc.
	938,125	Term Loan, 4.46%, Maturing August 16, 2014	680,141

			$16,973,283

Containers and Glass Products — 4.4%
		Berry Plastics Corp.
	1,905,052	Term Loan, 2.45%, Maturing April 3, 2015	$1,367,351
		Consolidated Container Co.
	1,000,000	Term Loan - Second Lien, 5.95%, Maturing September 28, 2014	253,500
		Crown Americas, Inc.
	679,000	Term Loan, 2.21%, Maturing November 15, 2012	614,495
		Graham Packaging Holdings Co.
	3,637,313	Term Loan, 3.51%, Maturing October 7, 2011	3,069,994

Principal
Amount*		Borrower/Tranche Description	Value
		Graphic Packaging International, Inc.
	2,568,225	Term Loan, 3.11%, Maturing May 16, 2014	$2,154,456
	478,069	Term Loan, 3.88%, Maturing May 16, 2014	410,011
		JSG Acquisitions
	2,055,000	Term Loan, 3.29%, Maturing December 31, 2013	1,533,030
	2,055,000	Term Loan, 3.54%, Maturing December 13, 2014	1,533,030
		Owens-Brockway Glass Container
	1,723,500	Term Loan, 1.96%, Maturing June 14, 2013	1,540,378
		Smurfit-Stone Container Corp.
	689,026	Term Loan, 2.44%, Maturing November 1, 2011	465,380
	804,789	Term Loan, 4.20%, Maturing November 1, 2011	543,903
	1,562,678	Term Loan, 4.25%, Maturing November 1, 2011	1,055,459
	717,807	Term Loan, 4.44%, Maturing November 1, 2011	485,117

			$15,026,104

Cosmetics/Toiletries — 0.8%
		American Safety Razor Co.
	491,806	Term Loan, 3.57%, Maturing July 31, 2013	$356,559
	1,050,000	Term Loan - Second Lien, 6.73%, Maturing July 31, 2014	698,250
		KIK Custom Products, Inc.
	1,075,000	Term Loan - Second Lien, 5.48%, Maturing November 30, 2014	170,656
		Prestige Brands, Inc.
	1,822,935	Term Loan, 2.73%, Maturing April 7, 2011	1,649,757

			$2,875,222

Drugs — 1.4%
		Graceway Pharmaceuticals, LLC
	935,313	Term Loan, 4.21%, Maturing May 3, 2012	$625,490
	1,000,000	Term Loan, 7.96%, Maturing May 3, 2013	295,000
	275,000	Term Loan, 9.71%, Maturing November 3, 2013	68,750
		Pharmaceutical Holdings Corp.
	378,099	Term Loan, 3.67%, Maturing January 30, 2012	330,837
		Stiefel Laboratories, Inc.
	711,731	Term Loan, 3.41%, Maturing December 28, 2013	597,854
	930,522	Term Loan, 3.41%, Maturing December 28, 2013	781,638
		Warner Chilcott Corp.
	620,237	Term Loan, 3.46%, Maturing January 18, 2012	564,157
	1,706,218	Term Loan, 3.46%, Maturing January 18, 2012	1,551,947

			$4,815,673

Ecological Services and Equipment — 1.0%
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 5.22%, Maturing April 1, 2015	$973,632
		Cory Environmental Holdings
GBP	500,000	Term Loan - Second Lien, 8.06%, Maturing September 30, 2014	447,375
		EnergySolutions, LLC
	156	Term Loan, 4.15%, Maturing June 7, 2013	137
		Kemble Water Structure, Ltd.
GBP	1,500,000	Term Loan, 10.16%, Maturing October 13, 2013	1,451,643
		Sensus Metering Systems, Inc.
	718,723	Term Loan, 2.81%, Maturing December 17, 2010	657,631

			$3,530,418

Electronics/Electrical — 4.0%
		Aspect Software, Inc.
	1,255,000	Term Loan, 4.56%, Maturing July 11, 2011	$778,100
	2,000,000	Term Loan - Second Lien, 8.31%, Maturing July 11, 2013	650,000

Principal
Amount*		Borrower/Tranche Description	Value
		FCI International S.A.S
	232,273	Term Loan, 4.15%, Maturing November 1, 2013	$163,171
	232,273	Term Loan, 4.15%, Maturing November 1, 2013	163,172
	241,266	Term Loan, 4.15%, Maturing November 1, 2013	169,490
	241,266	Term Loan, 4.15%, Maturing November 1, 2013	169,490
		Infor Enterprise Solutions Holdings
	1,488,665	Term Loan, 4.21%, Maturing July 28, 2012	865,907
	1,668,602	Term Loan, 5.21%, Maturing July 28, 2012	1,017,847
	3,198,153	Term Loan, 5.21%, Maturing July 28, 2012	1,950,873
	500,000	Term Loan - Second Lien, 6.96%, Maturing March 2, 2014	103,750
	183,333	Term Loan - Second Lien, 7.71%, Maturing March 2, 2014	38,042
	316,667	Term Loan - Second Lien, 7.71%, Maturing March 2, 2014	71,250
		Network Solutions, LLC
	758,727	Term Loan, 3.30%, Maturing March 7, 2014	451,443
		Open Solutions, Inc.
	2,927,032	Term Loan, 3.26%, Maturing January 23, 2014	1,639,138
		Sensata Technologies Finance Co.
	3,815,239	Term Loan, 2.93%, Maturing April 27, 2013	1,774,086
		Spectrum Brands, Inc.
	64,767	Term Loan, 5.40%, Maturing March 30, 2013	43,620
	1,763,164	Term Loan, 6.05%, Maturing March 30, 2013	1,187,491
		SS&C Technologies, Inc.
	770,853	Term Loan, 3.43%, Maturing November 23, 2012	574,286
		VeriFone, Inc.
	782,000	Term Loan, 3.23%, Maturing October 31, 2013	617,780
		Vertafore, Inc.
	1,453,296	Term Loan, 3.75%, Maturing January 31, 2012	1,235,301

			$13,664,237

Equipment Leasing — 0.8%
		AWAS Capital, Inc.
	1,882,778	Term Loan - Second Lien, 7.50%, Maturing March 22, 2013	$737,422
		Hertz Corp.
	444,444	Term Loan, 1.53%, Maturing December 21, 2012	296,666
	2,439,544	Term Loan, 2.20%, Maturing December 21, 2012	1,628,396

			$2,662,484

Farming/Agriculture — 0.2%
		Central Garden & Pet Co.
	1,176,913	Term Loan, 1.98%, Maturing February 28, 2014	$822,368

			$822,368

Financial Intermediaries — 2.8%
		Citco III, Ltd.
	3,190,118	Term Loan, 3.58%, Maturing June 30, 2014	$2,249,033
		Grosvenor Capital Management
	1,475,150	Term Loan, 3.08%, Maturing December 5, 2013	855,587
		INVESTools, Inc.
	426,667	Term Loan, 3.74%, Maturing August 13, 2012	416,000
		Jupiter Asset Management Group
GBP	462,299	Term Loan, 4.11%, Maturing June 30, 2015	349,942
		LPL Holdings, Inc.
	4,410,053	Term Loan, 2.82%, Maturing December 18, 2014	3,616,244
		Nuveen Investments, Inc.
	1,736,875	Term Loan, 3.82%, Maturing November 2, 2014	838,662
		Oxford Acquisition III, Ltd.
	902,907	Term Loan, 2.88%, Maturing May 24, 2014	404,803
		RJO Holdings Corp. (RJ O’Brien)
	1,014,669	Term Loan, 3.45%, Maturing July 31, 2014	452,796

Principal
Amount*		Borrower/Tranche Description	Value
		Travelex America Holdings, Inc.
	375,000	Term Loan, 5.93%, Maturing October 31, 2013	$225,000
	375,000	Term Loan, 6.43%, Maturing October 31, 2014	225,000

			$9,633,067

Food Products — 4.2%
		Acosta, Inc.
	3,268,083	Term Loan, 2.73%, Maturing July 28, 2013	$2,704,338
		Advantage Sales & Marketing, Inc.
	862,592	Term Loan, 2.71%, Maturing March 29, 2013	694,387
		Black Lion Beverages III B.V.
EUR	146,444	Term Loan, 3.71%, Maturing December 31, 2013	129,751
EUR	852,941	Term Loan, 6.44%, Maturing December 31, 2014	755,720
		Dean Foods Co.
	3,775,088	Term Loan, 2.95%, Maturing April 2, 2014	3,398,523
		Dole Food Company, Inc.
	56,455	Term Loan, 2.13%, Maturing April 12, 2013	51,013
	99,805	Term Loan, 2.60%, Maturing April 12, 2013	90,185
	371,844	Term Loan, 2.97%, Maturing April 12, 2013	336,002
		Michael Foods, Inc.
	474,778	Term Loan, 3.02%, Maturing November 21, 2010	448,665
		Pinnacle Foods Finance, LLC
	2,608,654	Term Loan, 3.16%, Maturing April 2, 2014	2,131,761
		Provimi Group SA
	219,753	Term Loan, 2.73%, Maturing June 28, 2015	152,948
	270,433	Term Loan, 2.73%, Maturing June 28, 2015	188,221
EUR	284,233	Term Loan, 3.80%, Maturing June 28, 2015	250,795
EUR	470,091	Term Loan, 3.80%, Maturing June 28, 2015	414,787
EUR	489,842	Term Loan, 3.80%, Maturing June 28, 2015	432,214
EUR	640,786	Term Loan, 3.80%, Maturing June 28, 2015	565,401
EUR	29,018	Term Loan - Second Lien, 5.80%, Maturing June 28, 2015	8,277
	338,551	Term Loan - Second Lien, 2.48%, Maturing December 28, 2016(4)	76,174
EUR	836,935	Term Loan - Second Lien, 2.76%, Maturing December 28, 2016(4)	238,730
		Reddy Ice Group, Inc.
	2,190,000	Term Loan, 2.21%, Maturing August 9, 2012	1,193,550

			$14,261,442

Food Service — 2.7%
		AFC Enterprises, Inc.
	545,404	Term Loan, 3.75%, Maturing May 23, 2009	$458,139
		Aramark Corp.
	58,703	Term Loan, 1.31%, Maturing January 26, 2014	51,023
	920,440	Term Loan, 3.33%, Maturing January 26, 2014	800,016
GBP	1,228,125	Term Loan, 5.00%, Maturing January 27, 2014	1,485,666
		Buffets, Inc.
	1,096,744	DIP Loan, 19.00%, Maturing July 22, 2009	1,069,325
	51,295	Term Loan, 7.66%, Maturing July 22, 2009(2)	7,694
	514,862	Term Loan, 7.66%, Maturing July 22, 2009(2)	77,229
	155,585	Term Loan, 1.46%, Maturing May 1, 2013	34,488
	1,070,958	Term Loan, 7.73%, Maturing November 1, 2013(2)	237,396
		CBRL Group, Inc.
	1,933,057	Term Loan, 2.69%, Maturing April 27, 2013	1,662,429
		Denny’s, Inc.
	135,667	Term Loan, 2.15%, Maturing March 31, 2012	117,013
	464,392	Term Loan, 3.98%, Maturing March 31, 2012	400,538
		NPC International, Inc.
	412,656	Term Loan, 2.78%, Maturing May 3, 2013	350,758
		OSI Restaurant Partners, LLC
	154,525	Term Loan, 1.94%, Maturing May 9, 2013	74,043
	1,783,506	Term Loan, 2.81%, Maturing May 9, 2014	854,597

Principal
Amount*		Borrower/Tranche Description	Value
		QCE Finance, LLC
	1,222,425	Term Loan, 3.75%, Maturing May 5, 2013	$695,035
	1,050,000	Term Loan - Second Lien, 7.22%, Maturing November 5, 2013	370,125
		Sagittarius Restaurants, LLC
	380,357	Term Loan, 9.50%, Maturing March 29, 2013	180,670
		Selecta
EUR	741,246	Term Loan - Second Lien, 7.04%, Maturing December 28, 2015	411,125

			$9,337,309

Food/Drug Retailers — 3.4%
		General Nutrition Centers, Inc.
	2,748,935	Term Loan, 3.71%, Maturing September 16, 2013	$2,027,339
		Iceland Foods Group, Ltd.
GBP	1,625,000	Term Loan, 3.19%, Maturing May 2, 2014	2,128,611
GBP	1,625,000	Term Loan, 3.94%, Maturing May 2, 2015	2,128,611
		Pantry, Inc. (The)
	251,082	Term Loan, 1.98%, Maturing May 15, 2014	201,493
	872,147	Term Loan, 1.98%, Maturing May 15, 2014	699,898
		Rite Aid Corp.
	5,260,250	Term Loan, 2.22%, Maturing June 1, 2014	3,434,507
	1,197,000	Term Loan, 6.00%, Maturing June 4, 2014	867,825
		Roundy’s Supermarkets, Inc.
	333,341	Term Loan, 3.19%, Maturing November 3, 2011	290,006

			$11,778,290

Forest Products — 2.7%
		Appleton Papers, Inc.
	1,477,500	Term Loan, 3.11%, Maturing June 5, 2014	$1,104,431
		Georgia-Pacific Corp.
	6,228,545	Term Loan, 4.12%, Maturing December 20, 2012	5,405,599
		Newpage Corp.
	3,358,250	Term Loan, 5.31%, Maturing December 5, 2014	2,083,643
		Xerium Technologies, Inc.
	1,318,900	Term Loan, 6.96%, Maturing May 18, 2012	794,637

			$9,388,310

Healthcare — 16.6%
		Accellent, Inc.
	2,330,676	Term Loan, 3.75%, Maturing November 22, 2012	$1,887,848
		American Medical Systems
	1,191,101	Term Loan, 2.75%, Maturing July 20, 2012	1,066,036
		AMN Healthcare, Inc.
	293,146	Term Loan, 3.21%, Maturing November 2, 2011	263,832
		Biomet, Inc.
	1,965,025	Term Loan, 4.46%, Maturing December 26, 2014	1,763,610
		Bright Horizons Family Solutions, Inc.
	1,069,625	Term Loan, 7.50%, Maturing May 15, 2015	771,913
		Capio AB
EUR	169,803	Term Loan, 4.50%, Maturing April 24, 2015	162,965
EUR	204,134	Term Loan, 4.50%, Maturing April 24, 2015	195,913
EUR	169,803	Term Loan, 4.63%, Maturing April 16, 2016	162,965
EUR	152,245	Term Loan, 4.63%, Maturing April 24, 2016	146,114
		Cardinal Health 409, Inc.
	2,413,250	Term Loan, 3.71%, Maturing April 10, 2014	1,472,082
		Carestream Health, Inc.
	3,455,011	Term Loan, 2.87%, Maturing April 30, 2013	2,776,101
	500,000	Term Loan - Second Lien, 6.03%, Maturing October 30, 2013	168,750
		Carl Zeiss Vision Holding GmbH
	1,300,000	Term Loan, 3.00%, Maturing March 23, 2015	459,333

Principal
Amount*		Borrower/Tranche Description	Value
		Community Health Systems, Inc.
	330,764	Term Loan, 2.73%, Maturing July 25, 2014	$281,300
	6,464,605	Term Loan, 3.44%, Maturing July 25, 2014	5,497,856
		Concentra, Inc.
	700,000	Term Loan - Second Lien, 6.96%, Maturing June 25, 2015	122,500
		ConMed Corp.
	512,333	Term Loan, 1.98%, Maturing April 13, 2013	430,360
		Convatec Cidron Healthcare B
EUR	750,000	Term Loan, 5.80%, Maturing July 30, 2016	887,821
		CRC Health Corp.
	534,936	Term Loan, 3.71%, Maturing February 6, 2013	357,070
	537,625	Term Loan, 3.71%, Maturing February 6, 2013	358,865
		Dako EQT Project Delphi
	500,000	Term Loan - Second Lien, 5.21%, Maturing December 12, 2016	162,500
		DaVita, Inc.
	622,425	Term Loan, 2.33%, Maturing October 5, 2012	576,716
		DJO Finance, LLC
	891,000	Term Loan, 3.92%, Maturing May 15, 2014	752,895
		Fenwal, Inc.
	500,000	Term Loan - Second Lien, 6.51%, Maturing August 28, 2014	187,500
		Fresenius Medical Care Holdings
	2,866,445	Term Loan, 2.85%, Maturing March 31, 2013	2,623,821
		Hanger Orthopedic Group, Inc.
	800,128	Term Loan, 2.48%, Maturing May 30, 2013	735,118
		HCA, Inc.
	5,224,002	Term Loan, 3.71%, Maturing November 18, 2013	4,424,437
		Health Management Association, Inc.
	8,406,652	Term Loan, 3.21%, Maturing February 28, 2014	6,756,847
		HealthSouth Corp.
	2,866,986	Term Loan, 4.54%, Maturing March 10, 2013	2,548,547
		Iasis Healthcare, LLC
	574,696	Term Loan, 2.41%, Maturing March 14, 2014	504,654
	1,660,812	Term Loan, 2.41%, Maturing March 14, 2014	1,458,401
	154,022	Term Loan, 2.50%, Maturing March 14, 2014	135,251
		Ikaria Acquisition, Inc.
	590,992	Term Loan, 3.42%, Maturing March 28, 2013	506,775
		IM U.S. Holdings, LLC
	989,950	Term Loan, 2.85%, Maturing June 26, 2014	883,530
	700,000	Term Loan - Second Lien, 4.70%, Maturing June 26, 2015	575,750
		Invacare Corp.
	648,000	Term Loan, 3.33%, Maturing February 12, 2013	547,560
		inVentiv Health, Inc.
	930,909	Term Loan, 3.21%, Maturing July 6, 2014	797,090
		LifePoint Hospitals, Inc.
	2,296,933	Term Loan, 2.89%, Maturing April 15, 2012	2,117,485
		MultiPlan Merger Corp.
	1,112,015	Term Loan, 3.00%, Maturing April 12, 2013	921,118
	1,561,818	Term Loan, 3.00%, Maturing April 12, 2013	1,293,705
		Mylan, Inc.
	637,000	Term Loan, 4.55%, Maturing October 2, 2014	588,429
		National Mentor Holdings, Inc.
	68,600	Term Loan, 2.44%, Maturing June 29, 2013	42,875
	1,127,490	Term Loan, 3.46%, Maturing June 29, 2013	704,681
		National Rental Institutes, Inc.
	903,881	Term Loan, 3.75%, Maturing March 31, 2013	501,654
		Physiotherapy Associates, Inc.
	840,754	Term Loan, 7.50%, Maturing June 27, 2013	507,255
		RadNet Management, Inc.
	612,505	Term Loan, 6.45%, Maturing November 15, 2012	496,129
	650,000	Term Loan, 11.20%, Maturing November 15, 2013	406,250

Principal
Amount*	Borrower/Tranche Description	Value
	ReAble Therapeutics Finance, LLC
2,750,747	Term Loan, 3.46%, Maturing November 16, 2013	$2,393,150
	Renal Advantage, Inc.
932	Term Loan, 4.50%, Maturing October 5, 2012	780
	Select Medical Holdings Corp.
2,275,127	Term Loan, 3.25%, Maturing February 24, 2012	1,841,716
	Sunrise Medical Holdings, Inc.
429,058	Term Loan, 4.82%, Maturing May 13, 2010	241,345
	Vanguard Health Holding Co., LLC
1,320,994	Term Loan, 3.30%, Maturing September 23, 2011	1,222,745
	Viant Holdings, Inc.
591,000	Term Loan, 3.71%, Maturing June 25, 2014	339,825

		$57,029,768

Home Furnishings — 1.5%
	Hunter Fan Co.
484,111	Term Loan, 2.92%, Maturing April 16, 2014	$229,953
	Interline Brands, Inc.
755,652	Term Loan, 2.16%, Maturing June 23, 2013	483,617
1,088,397	Term Loan, 2.16%, Maturing June 23, 2013	696,574
	National Bedding Co., LLC
1,479,899	Term Loan, 3.04%, Maturing August 31, 2011	727,000
2,050,000	Term Loan - Second Lien, 5.45%, Maturing August 31, 2012	727,750
	Simmons Co.
3,107,786	Term Loan, 9.54%, Maturing December 19, 2011(2)	2,422,519
1,047,019	Term Loan, 8.22%, Maturing February 15, 2012	27,746

		$5,315,159

Industrial Equipment — 3.6%
	Brand Energy and Infrastructure Services, Inc.
888,750	Term Loan, 4.74%, Maturing February 7, 2014	$519,919
	CEVA Group PLC U.S.
1,167,743	Term Loan, 3.48%, Maturing January 4, 2014	724,001
2,252,452	Term Loan, 3.48%, Maturing January 4, 2014	1,396,520
846,843	Term Loan, 4.46%, Maturing January 4, 2014	525,043
	EPD Holdings (Goodyear Engineering Products)
151,594	Term Loan, 2.95%, Maturing July 13, 2014	62,406
1,058,477	Term Loan, 2.95%, Maturing July 13, 2014	435,740
850,000	Term Loan - Second Lien, 6.20%, Maturing July 13, 2015	164,333
	FR Brand Acquisition Corp.
736,875	Term Loan, 3.75%, Maturing February 7, 2014	480,811
	Generac Acquisition Corp.
1,889,661	Term Loan, 2.92%, Maturing November 7, 2013	1,045,612
500,000	Term Loan - Second Lien, 6.42%, Maturing April 7, 2014	144,167
	Gleason Corp.
145,941	Term Loan, 3.31%, Maturing June 30, 2013	124,780
633,988	Term Loan, 3.31%, Maturing June 30, 2013	542,060
	Jason, Inc.
450,061	Term Loan, 3.97%, Maturing April 30, 2010	315,042
	John Maneely Co.
2,879,758	Term Loan, 4.44%, Maturing December 8, 2013	1,689,159
	KION Group GmbH
250,000	Term Loan, 2.48%, Maturing December 23, 2014	89,375
250,000	Term Loan, 2.98%, Maturing December 23, 2015	89,375
	Polypore, Inc.
3,828,512	Term Loan, 2.48%, Maturing July 3, 2014	2,737,386
	Sequa Corp.
795,043	Term Loan, 3.70%, Maturing November 30, 2014	498,492

Principal
Amount*	Borrower/Tranche Description	Value
	TFS Acquisition Corp.
1,955,000	Term Loan, 4.96%, Maturing August 11, 2013	$879,750

		$12,463,971

Insurance — 3.1%
	Alliant Holdings I, Inc.
844,113	Term Loan, 4.46%, Maturing August 21, 2014	$645,746
	AmWINS Group, Inc.
992,443	Term Loan, 3.41%, Maturing June 8, 2013	588,023
500,000	Term Loan - Second Lien, 5.97%, Maturing June 8, 2014	162,500
	Applied Systems, Inc.
1,378,295	Term Loan, 3.92%, Maturing September 26, 2013	1,054,396
	CCC Information Services Group, Inc.
1,632,539	Term Loan, 3.72%, Maturing February 10, 2013	1,322,356
	Conseco, Inc.
3,842,883	Term Loan, 2.45%, Maturing October 10, 2013	2,248,087
	Crawford & Company
1,349,054	Term Loan, 3.96%, Maturing October 31, 2013	1,126,460
	Crump Group, Inc.
1,023,176	Term Loan, 3.48%, Maturing August 4, 2014	695,759
	Hub International Holdings, Inc.
438,373	Term Loan, 3.96%, Maturing June 13, 2014	315,629
1,950,880	Term Loan, 3.96%, Maturing June 13, 2014	1,404,634
	U.S.I. Holdings Corp.
1,896,125	Term Loan, 4.21%, Maturing May 4, 2014	1,125,033

		$10,688,623

Leisure Goods/Activities/Movies — 9.8%
	24 Hour Fitness Worldwide, Inc.
823,891	Term Loan, 3.47%, Maturing June 8, 2012	$469,618
	AMC Entertainment, Inc.
3,029,327	Term Loan, 1.98%, Maturing January 26, 2013	2,690,691
	AMF Bowling Worldwide, Inc.
1,200,000	Term Loan - Second Lien, 8.44%, Maturing December 8, 2013	180,000
	Bombardier Recreational Products
2,027,848	Term Loan, 4.22%, Maturing June 28, 2013	562,728
	Butterfly Wendel US, Inc.
311,780	Term Loan, 3.20%, Maturing June 22, 2013	215,648
311,880	Term Loan, 2.70%, Maturing June 22, 2014	215,717
	Carmike Cinemas, Inc.
1,448,844	Term Loan, 5.19%, Maturing May 19, 2012	1,086,633
	Cedar Fair, L.P.
1,951,225	Term Loan, 2.48%, Maturing August 30, 2012	1,624,699
	Cinemark, Inc.
3,983,313	Term Loan, 2.49%, Maturing October 5, 2013	3,551,788
	Deluxe Entertainment Services
62,008	Term Loan, 3.71%, Maturing January 28, 2011	40,305
1,118,269	Term Loan, 3.58%, Maturing January 28, 2011	726,875
109,487	Term Loan, 3.71%, Maturing January 28, 2011	71,167
	Easton-Bell Sports, Inc.
1,301,485	Term Loan, 2.92%, Maturing March 16, 2012	967,437
	Fender Musical Instruments Corp.
332,776	Term Loan, 2.66%, Maturing June 9, 2014	158,069
658,863	Term Loan, 3.71%, Maturing June 9, 2014	312,960
	Mega Blocks, Inc.
1,761,125	Term Loan, 8.75%, Maturing July 26, 2012	484,309
	Metro-Goldwyn-Mayer Holdings, Inc.
8,714,139	Term Loan, 4.25%, Maturing April 8, 2012	3,977,386
	National CineMedia, LLC
2,850,000	Term Loan, 3.75%, Maturing February 13, 2015	2,358,375

Principal
Amount*	Borrower/Tranche Description	Value
	Regal Cinemas Corp.
3,894,962	Term Loan, 5.21%, Maturing November 10, 2010	$3,604,168
	Revolution Studios Distribution Co., LLC
1,149,320	Term Loan, 4.23%, Maturing December 21, 2014	839,003
900,000	Term Loan - Second Lien, 7.48%, Maturing June 21, 2015	202,500
	Six Flags Theme Parks, Inc.
1,452,563	Term Loan, 2.99%, Maturing April 30, 2015	1,055,184
	Southwest Sports Group, LLC
2,000,000	Term Loan, 4.00%, Maturing December 22, 2010	1,140,000
	Ticketmaster
1,950,000	Term Loan, 6.64%, Maturing July 22, 2014	1,657,500
	Universal City Development Partners, Ltd.
1,924,945	Term Loan, 6.00%, Maturing June 9, 2011	1,790,199
	WMG Acquisition Corp.
3,465,688	Term Loan, 2.95%, Maturing February 28, 2011	3,004,752
	Zuffa, LLC
985,000	Term Loan, 2.56%, Maturing June 20, 2016	731,362

		$33,719,073

Lodging and Casinos — 2.4%
	Ameristar Casinos, Inc.
1,188,250	Term Loan, 3.25%, Maturing November 10, 2012	$920,894
	Harrah’s Operating Co.
992,500	Term Loan, 4.26%, Maturing January 28, 2015	578,131
	Isle of Capri Casinos, Inc.
45,197	Term Loan, 3.21%, Maturing November 30, 2013	29,901
154,860	Term Loan, 3.21%, Maturing November 30, 2013	102,449
387,148	Term Loan, 3.21%, Maturing November 30, 2013	256,123
	LodgeNet Entertainment Corp.
2,764,264	Term Loan, 3.46%, Maturing April 4, 2014	1,612,487
	New World Gaming Partners, Ltd.
225,000	Term Loan, 3.94%, Maturing June 30, 2014	102,656
1,113,750	Term Loan, 3.94%, Maturing June 30, 2014	508,148
	Penn National Gaming, Inc.
1,054,026	Term Loan, 2.59%, Maturing October 3, 2012	958,901
	Venetian Casino Resort/Las Vegas Sands, Inc.
955,200	Term Loan, 2.16%, Maturing May 14, 2014	429,362
3,782,400	Term Loan, 2.16%, Maturing May 23, 2014	1,700,189
	VML US Finance, LLC
225,402	Term Loan, 2.73%, Maturing May 25, 2012	131,860
524,598	Term Loan, 2.73%, Maturing May 25, 2013	306,890
	Wimar OpCo, LLC
1,954,381	Term Loan, 6.50%, Maturing January 3, 2012	443,924

		$8,081,915

Nonferrous Metals/Minerals — 1.6%
	Alpha Natural Resources, LLC
909,188	Term Loan, 3.00%, Maturing October 26, 2012	$834,179
	Euramax International, Inc.
652,631	Term Loan, 8.75%, Maturing June 28, 2012	244,737
249,928	Term Loan - Second Lien, 11.00%, Maturing June 28, 2013	42,488
503,822	Term Loan - Second Lien, 11.00%, Maturing June 28, 2013	85,650
	Murray Energy Corp.
924,259	Term Loan, 6.94%, Maturing January 28, 2010	822,590
	Noranda Aluminum Acquisition
1,341,618	Term Loan, 2.47%, Maturing May 18, 2014	737,890
	Novelis, Inc.
700,273	Term Loan, 3.46%, Maturing June 28, 2014	423,665
1,540,602	Term Loan, 3.46%, Maturing June 28, 2014	932,064

Principal
Amount*		Borrower/Tranche Description	Value
		Oxbow Carbon and Mineral Holdings
	164,708	Term Loan, 2.48%, Maturing May 8, 2014	$114,129
	1,839,776	Term Loan, 2.85%, Maturing May 8, 2014	1,274,812

			$5,512,204

Oil and Gas — 2.4%
		Atlas Pipeline Partners, L.P.
	1,700,000	Term Loan, 2.98%, Maturing July 20, 2014	$1,481,125
		Big West Oil, LLC
	360,938	Term Loan, 4.50%, Maturing May 1, 2014	184,078
	453,750	Term Loan, 4.50%, Maturing May 1, 2014	231,413
		Dresser, Inc.
	1,577,187	Term Loan, 3.45%, Maturing May 4, 2014	1,145,827
	1,000,000	Term Loan - Second Lien, 6.99%, Maturing May 4, 2015	470,000
		Dynegy Holdings, Inc.
	75,079	Term Loan, 1.98%, Maturing April 2, 2013	62,771
	923,209	Term Loan, 1.98%, Maturing April 2, 2013	771,868
		Enterprise GP Holdings, L.P.
	1,311,750	Term Loan, 3.26%, Maturing October 31, 2014	1,210,089
		Niska Gas Storage
	82,139	Term Loan, 2.20%, Maturing May 13, 2011	65,506
	58,471	Term Loan, 2.21%, Maturing May 13, 2011	46,630
	121,258	Term Loan, 4.85%, Maturing May 13, 2011	96,703
	751,293	Term Loan, 4.85%, Maturing May 12, 2013	599,156
		Targa Resources, Inc.
	1,410,000	Term Loan, 3.46%, Maturing October 31, 2012	1,026,480
	1,058,971	Term Loan, 5.93%, Maturing October 31, 2012	770,931

			$8,162,577

Publishing — 9.8%
		American Media Operations, Inc.
	1,948,871	Term Loan, 10.00%, Maturing January 31, 2013	$1,052,390
		Aster Zweite Beteiligungs GmbH
	850,000	Term Loan, 6.13%, Maturing September 27, 2013	375,771
		CanWest MediaWorks, Ltd.
	886,500	Term Loan, 3.26%, Maturing July 10, 2014	403,357
		Dex Media West, LLC
	2,490,000	Term Loan, 7.00%, Maturing October 24, 2014	1,223,212
		GateHouse Media Operating, Inc.
	650,000	Term Loan, 2.45%, Maturing August 28, 2014	165,209
	1,525,000	Term Loan, 2.48%, Maturing August 28, 2014	387,605
	750,000	Term Loan, 2.70%, Maturing August 28, 2014	190,625
		Idearc, Inc.
	11,008,203	Term Loan, 3.42%, Maturing November 17, 2014	3,913,416
		Laureate Education, Inc.
	504,610	Term Loan, 4.41%, Maturing August 17, 2014	339,350
	3,371,973	Term Loan, 4.41%, Maturing August 17, 2014	2,267,652
		Local Insight Regatta Holdings, Inc.
	1,865,625	Term Loan, 7.75%, Maturing April 23, 2015	867,516
		MediaNews Group, Inc.
	1,133,865	Term Loan, 3.41%, Maturing August 25, 2010	194,647
	775,102	Term Loan, 4.66%, Maturing August 2, 2013	148,562
		Mediannuaire Holding
EUR	500,000	Term Loan, 3.16%, Maturing October 24, 2013	426,281
EUR	704,593	Term Loan, 3.91%, Maturing October 10, 2014	285,839
EUR	704,593	Term Loan, 4.41%, Maturing October 10, 2015	285,839
		Merrill Communications, LLC
	5,316,169	Term Loan, 3.54%, Maturing August 9, 2009	3,721,318
		Nebraska Book Co., Inc.
	1,411,066	Term Loan, 9.88%, Maturing March 4, 2011	1,164,129

Principal
Amount*		Borrower/Tranche Description	Value
		Nelson Education, Ltd.
	493,750	Term Loan, 3.96%, Maturing July 5, 2014	$308,594
		Nielsen Finance, LLC
	1,517,112	Term Loan, 2.45%, Maturing August 9, 2013	1,198,097
		Philadelphia Newspapers, LLC
	778,884	Term Loan, 0.00%, Maturing June 29, 2013(3)	111,640
		R.H. Donnelley Corp.
	6,654,873	Term Loan, 6.75%, Maturing June 30, 2010	3,769,513
		Reader’s Digest Association, Inc. (The)
	4,568,625	Term Loan, 3.63%, Maturing March 2, 2014	1,359,166
		SGS International, Inc.
	701,455	Term Loan, 4.14%, Maturing December 30, 2011	455,946
		Source Interlink Companies, Inc.
	1,984,887	Term Loan, 4.51%, Maturing August 1, 2014	1,022,217
		Source Media, Inc.
	1,191,602	Term Loan, 6.46%, Maturing November 8, 2011	649,423
		Trader Media Corp.
GBP	2,528,500	Term Loan, 3.56%, Maturing March 23, 2015	1,738,638
		Tribune Co.
	2,479,203	Term Loan, 0.00%, Maturing May 17, 2009(3)	659,644
	1,989,950	Term Loan, 0.00%, Maturing May 17, 2014(3)	409,361
	2,256,326	Term Loan, 0.00%, Maturing May 17, 2014(3)	603,215
		Virgin Media Investment Holdinds
GBP	261,972	Term Loan, 5.80%, Maturing March 30, 2012	305,657
		Xsys, Inc.
	1,988,834	Term Loan, 6.13%, Maturing September 27, 2013	879,230
	2,031,126	Term Loan, 6.13%, Maturing September 27, 2014	897,926
		Yell Group, PLC
	2,900,000	Term Loan, 3.48%, Maturing February 10, 2013	1,848,750

			$33,629,735

Radio and Television — 5.5%
		Block Communications, Inc.
	921,500	Term Loan, 3.46%, Maturing December 22, 2011	$774,060
		Citadel Broadcasting Corp.
	1,000,000	Term Loan, 2.21%, Maturing June 12, 2014	393,750
		CMP KC, LLC
	963,688	Term Loan, 4.50%, Maturing May 5, 2013(5)	276,578
		CMP Susquehanna Corp.
	2,862,841	Term Loan, 2.50%, Maturing May 5, 2013	1,089,311
		Emmis Operating Co.
	856,601	Term Loan, 3.10%, Maturing November 2, 2013	388,326
		Gray Television, Inc.
	1,220,687	Term Loan, 2.52%, Maturing January 19, 2015	639,640
		HIT Entertainment, Inc.
	969,945	Term Loan, 3.49%, Maturing March 20, 2012	484,972
		NEP II, Inc.
	687,742	Term Loan, 2.73%, Maturing February 16, 2014	567,388
		Nexstar Broadcasting, Inc.
	1,870,319	Term Loan, 3.21%, Maturing October 1, 2012	1,066,082
	1,976,807	Term Loan, 3.21%, Maturing October 1, 2012	1,126,780
		NextMedia Operating, Inc.
	72,114	Term Loan, 5.12%, Maturing November 15, 2012	35,156
	162,260	Term Loan, 5.17%, Maturing November 15, 2012	79,102
		PanAmSat Corp.
	1,556,637	Term Loan, 3.93%, Maturing January 3, 2014	1,341,303
	1,556,637	Term Loan, 3.93%, Maturing January 3, 2014	1,341,303
	1,557,109	Term Loan, 3.93%, Maturing January 3, 2014	1,341,710
		Paxson Communications Corp.
	2,775,000	Term Loan, 4.34%, Maturing January 15, 2012	693,750

Principal
Amount*		Borrower/Tranche Description	Value
		Raycom TV Broadcasting, LLC
	1,125,000	Term Loan, 2.00%, Maturing June 25, 2014	$843,750
		SFX Entertainment
	1,186,990	Term Loan, 4.29%, Maturing June 21, 2013	979,267
		Sirius Satellite Radio, Inc.
	493,750	Term Loan, 2.75%, Maturing December 19, 2012	382,656
		Spanish Broadcasting System, Inc.
	969,773	Term Loan, 3.21%, Maturing June 10, 2012	352,351
		Univision Communications, Inc.
	4,332,413	Term Loan - Second Lien, 2.98%, Maturing March 29, 2009	3,964,157
		Young Broadcasting, Inc.
	786,475	Term Loan, 4.75%, Maturing November 3, 2012	307,512
	972,500	Term Loan, 4.75%, Maturing November 3, 2012	380,247

			$18,849,151

Rail Industries — 1.0%
		Kansas City Southern Railway Co.
	2,193,750	Term Loan, 2.90%, Maturing April 26, 2013	$1,881,141
		Rail America, Inc.
	104,880	Term Loan, 5.44%, Maturing August 14, 2009	95,965
	1,620,120	Term Loan, 5.44%, Maturing August 13, 2010	1,482,410

			$3,459,516

Retailers (Except Food and Drug) — 4.1%
		American Achievement Corp.
	761,873	Term Loan, 2.73%, Maturing March 25, 2011	$632,355
		Amscan Holdings, Inc.
	564,938	Term Loan, 3.79%, Maturing May 25, 2013	409,580
		Cumberland Farms, Inc.
	1,702,920	Term Loan, 2.94%, Maturing September 29, 2013	1,396,394
		Educate, Inc.
	500,000	Term Loan - Second Lien, 6.71%, Maturing June 14, 2014	200,000
		FTD, Inc.
	1,620,938	Term Loan, 6.75%, Maturing July 31, 2014	1,426,425
		Josten’s Corp.
	2,102,724	Term Loan, 2.41%, Maturing October 4, 2011	1,839,884
		Mapco Express, Inc.
	479,607	Term Loan, 5.75%, Maturing April 28, 2011	388,482
		Orbitz Worldwide, Inc.
	2,291,025	Term Loan, 4.11%, Maturing July 25, 2014	973,685
		Oriental Trading Co., Inc.
	1,758,628	Term Loan, 6.46%, Maturing July 31, 2013	945,263
	1,225,000	Term Loan - Second Lien, 6.48%, Maturing January 31, 2013	254,187
		Rent-A-Center, Inc.
	749,362	Term Loan, 2.21%, Maturing November 15, 2012	681,919
		Rover Acquisition Corp.
	2,401,000	Term Loan, 3.31%, Maturing October 26, 2013	2,016,840
		Savers, Inc.
	379,588	Term Loan, 3.16%, Maturing August 11, 2012	328,343
	415,282	Term Loan, 3.16%, Maturing August 11, 2012	359,219
		Vivarte
EUR	740,094	Term Loan, 3.69%, Maturing May 29, 2015	440,510
EUR	740,094	Term Loan, 4.19%, Maturing May 29, 2016	440,510
		Yankee Candle Company, Inc. (The)
	2,269,495	Term Loan, 3.40%, Maturing February 6, 2014	1,403,304

			$14,136,900

Steel — 0.4%
		Algoma Acquisition Corp.
	1,076,058	Term Loan, 2.92%, Maturing June 20, 2013	$652,360

Principal
Amount*		Borrower/Tranche Description	Value
		Niagara Corp.
	1,132,750	Term Loan, 5.41%, Maturing June 29, 2014	$625,844

			$1,278,204

Surface Transport — 0.7%
		Gainey Corp.
	1,288,011	Term Loan, 0.00%, Maturing April 20, 2012(3)	$137,817
		Oshkosh Truck Corp.
	1,892,827	Term Loan, 3.16%, Maturing December 6, 2013	1,339,768
		Ozburn-Hessey Holding Co., LLC
	483,192	Term Loan, 4.16%, Maturing August 9, 2012	374,474
		Swift Transportation Co., Inc.
	1,115,116	Term Loan, 3.69%, Maturing May 10, 2014	531,423

			$2,383,482

Telecommunications — 5.4%
		Alaska Communications Systems Holdings, Inc.
	1,099,807	Term Loan, 3.21%, Maturing February 1, 2012	$960,040
		Asurion Corp.
	3,175,000	Term Loan, 3.76%, Maturing July 13, 2012	2,386,213
	1,000,000	Term Loan - Second Lien, 6.95%, Maturing January 13, 2013	613,333
		Centennial Cellular Operating Co., LLC
	4,594,820	Term Loan, 3.44%, Maturing February 9, 2011	4,502,924
		CommScope, Inc.
	3,014,947	Term Loan, 3.87%, Maturing November 19, 2014	2,587,828
		FairPoint Communications, Inc.
	2,725,000	Term Loan, 5.75%, Maturing March 31, 2015	1,563,469
		Intelsat Subsidiary Holding Co.
	1,075,250	Term Loan, 3.93%, Maturing July 3, 2013	956,972
		IPC Systems, Inc.
	500,000	Term Loan - Second Lien, 6.71%, Maturing May 31, 2015	95,834
		Macquarie UK Broadcast Ventures, Ltd.
GBP	827,948	Term Loan, 3.41%, Maturing December 26, 2014	767,476
		NTelos, Inc.
	1,288,120	Term Loan, 2.73%, Maturing August 24, 2011	1,185,070
		Palm, Inc.
	913,438	Term Loan, 3.98%, Maturing April 24, 2014	415,614
		Stratos Global Corp.
	1,092,750	Term Loan, 3.96%, Maturing February 13, 2012	953,424
		Trilogy International Partners
	950,000	Term Loan, 4.96%, Maturing June 29, 2012	422,750
		Windstream Corp.
	1,390,796	Term Loan, 2.59%, Maturing July 17, 2013	1,275,282

			$18,686,229

Utilities — 3.1%
		AEI Finance Holding, LLC
	301,657	Revolving Loan, 3.48%, Maturing March 30, 2012	$185,519
	2,150,789	Term Loan, 4.46%, Maturing March 30, 2014	1,322,735
		Astoria Generating Co.
	1,000,000	Term Loan - Second Lien, 4.23%, Maturing August 23, 2013	741,250
		BRSP, LLC
	1,833,445	Term Loan, 5.55%, Maturing July 13, 2009	1,540,093
		Covanta Energy Corp.
	1,250,915	Term Loan, 2.54%, Maturing February 9, 2014	1,136,769
	626,804	Term Loan, 2.93%, Maturing February 9, 2014	569,608
		Electricinvest Holding Co.
GBP	480,000	Term Loan, 5.93%, Maturing October 24, 2012	473,287
EUR	476,616	Term Loan, 6.08%, Maturing October 24, 2012	416,164

Principal
Amount*	Borrower/Tranche Description	Value
	NRG Energy, Inc.
1,608,018	Term Loan, 2.67%, Maturing June 1, 2014	$1,488,221
801,897	Term Loan, 2.96%, Maturing June 1, 2014	742,156
	Pike Electric, Inc.
1,136,438	Term Loan, 2.00%, Maturing July 1, 2012	1,042,682
308,512	Term Loan, 2.00%, Maturing December 10, 2012	283,060
	TXU Texas Competitive Electric Holdings Co., LLC
372,519	Term Loan, 3.95%, Maturing October 10, 2014	234,200
478,763	Term Loan, 3.95%, Maturing October 10, 2014	300,914

		$10,476,658

Total Senior Floating-Rate Interests (identified cost $786,321,334)		$522,160,672

Corporate Bonds & Notes — 11.0%

Principal
Amount*
(000’s omitted)		Security	Value
Aerospace and Defense — 0.1%
		Alion Science and Technologies Corp.
	155	10.25%, 2/1/15	$62,000
		Hawker Beechcraft Acquisition
	145	9.75%, 4/1/17	19,938
		Vought Aircraft Industries, Inc., Sr. Notes
	95	8.00%, 7/15/11	52,725

			$134,663

Automotive — 0.1%
		Allison Transmission, Inc.
	130	11.00%, 11/1/15(6)	$63,700
		Altra Industrial Motion, Inc.
	375	9.00%, 12/1/11	340,313
		Commercial Vehicle Group, Inc., Sr. Notes
	110	8.00%, 7/1/13	50,050
		Tenneco, Inc., Sr. Notes
	50	8.125%, 11/15/15	8,750

			$462,813

Broadcast Radio and Television — 0.2%
		Rainbow National Services, LLC, Sr. Sub. Debs.
	335	10.375%, 9/1/14(6)	$344,631
		Warner Music Group, Sr. Sub. Notes
	90	7.375%, 4/15/14	59,400
		XM Satellite Radio Holdings, Inc., Sr. Notes
	235	13.00%, 8/1/13(6)	104,575

			$508,606

Brokers, Dealers and Investment Houses — 0.0%
		Nuveen Investments, Inc., Sr. Notes
	135	10.50%, 11/15/15(6)	$31,725

			$31,725

Building and Development — 0.5%
		Grohe Holding GMBH, Variable Rate
EUR	2,000	5.487%, 1/15/14	$1,217,040
		Interline Brands, Inc., Sr. Sub. Notes
	125	8.125%, 6/15/14	106,875
		Panolam Industries International, Sr. Sub. Notes
	470	10.75%, 10/1/13(3)	164,500

Principal
Amount*
(000’s omitted)	Security	Value
	Texas Industries Inc., Sr. Notes
135	7.25%, 7/15/13(6)	$96,525

		$1,584,940

Business Equipment and Services — 0.9%
	Affinion Group, Inc.
110	10.125%, 10/15/13	$85,800
235	11.50%, 10/15/15	150,400
	Ceridian Corp., Sr. Notes
305	11.25%, 11/15/15	123,525
	Education Management, LLC, Sr. Notes
475	8.75%, 6/1/14	451,250
	Education Management, LLC, Sr. Sub. Notes
655	10.25%, 6/1/16	615,700
	First Data Corp.
15	9.875%, 9/24/15	8,325
	MediMedia USA, Inc., Sr. Sub. Notes
180	11.375%, 11/15/14(6)	121,500
	Rental Service Corp.
475	9.50%, 12/1/14	256,500
	SunGard Data Systems, Inc., Sr. Notes
880	10.625%, 5/15/15(6)	748,000
	Ticketmaster, Sr. Notes
220	10.75%, 7/28/16(6)	159,500
	Travelport, LLC
145	9.875%, 9/1/14	59,450
	West Corp.
425	9.50%, 10/15/14	299,625

		$3,079,575

Cable and Satellite Television — 0.3%
	Cablevision Systems Corp., Sr. Notes, Series B
55	8.00%, 4/15/12	$53,487
	CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
380	8.75%, 11/15/13	298,300
	Charter Communications Holdings, Sr. Notes
30	8.375%, 4/30/14(6)	25,950
	Charter Communications, Inc., Sr. Notes
205	10.875%, 9/15/14(6)	190,650
	Kabel Deutschland GmbH
220	10.625%, 7/1/14	222,200
	Mediacom Broadband Corp., Sr. Notes
140	8.50%, 10/15/15	119,350
	National Cable PLC
40	8.75%, 4/15/14	36,150

		$946,087

Chemicals and Plastics — 0.2%
	CII Carbon, LLC
195	11.125%, 11/15/15(6)	$133,087
	INEOS Group Holdings PLC, Sr. Sub. Notes
345	8.50%, 2/15/16(6)	22,425
	Nova Chemicals Corp., Sr. Notes, Variable Rate
215	5.72%, 11/15/13	145,125
	Reichhold Industries, Inc., Sr. Notes
500	9.00%, 8/15/14(6)	222,500

		$523,137

Principal
Amount*
(000’s omitted)	Security	Value
Clothing/Textiles — 0.5%
	Levi Strauss & Co., Sr. Notes
1,055	9.75%, 1/15/15	$880,925
85	8.875%, 4/1/16	65,450
	Oxford Industries, Inc., Sr. Notes
835	8.875%, 6/1/11	622,075
	Perry Ellis International, Inc., Sr. Sub. Notes
400	8.875%, 9/15/13	250,000

		$1,818,450

Conglomerates — 0.1%
	RBS Global & Rexnord Corp.
175	11.75%, 8/1/16	$115,500
195	8.875%, 9/1/16	147,713

		$263,213

Containers and Glass Products — 0.4%
	Berry Plastics Corp., Sr. Notes, Variable Rate
1,000	5.844%, 2/15/15	$785,000
	Intertape Polymer US, Inc., Sr. Sub. Notes
865	8.50%, 8/1/14	540,625
	Pliant Corp.
287	11.625%, 6/15/09(2)(3)	107,486
	Smurfit-Stone Container Enterprises, Inc., Sr. Notes
350	8.00%, 3/15/17(3)	32,375
	Solo Cup Co.
25	8.50%, 2/15/14	17,250
	Stone Container Corp., Sr. Notes
45	8.375%, 7/1/12(3)	3,825

		$1,486,561

Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
570	9.50%, 4/15/14	$453,150

		$453,150

Electronics/Electrical — 0.2%
	Advanced Micro Devices, Inc., Sr. Notes
230	7.75%, 11/1/12	$96,025
	Amkor Technologies, Inc., Sr. Notes
50	7.125%, 3/15/11	37,188
50	7.75%, 5/15/13	29,688
225	9.25%, 6/1/16	128,250
	Avago Technologies Finance
195	10.125%, 12/1/13	165,262
240	11.875%, 12/1/15	178,800
	NXP BV/NXP Funding, LLC, Variable Rate
875	3.844%, 10/15/13	143,281

		$778,494

Equipment Leasing — 0.0%
	Hertz Corp.
25	8.875%, 1/1/14	$12,375
365	10.50%, 1/1/16	138,700

		$151,075

Financial Intermediaries — 0.1%
	Ford Motor Credit Co., Sr. Notes
335	8.00%, 12/15/16	$157,981

Principal
Amount*
(000’s omitted)	Security	Value
	General Motors Acceptance Corp., Variable Rate
125	2.488%, 5/15/09	$110,469

		$268,450

Food Products — 0.1%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
580	11.50%, 11/1/11	$495,900

		$495,900

Food Service — 0.2%
	Aramark Services, Inc.
100	8.50%, 2/1/15	$91,500
	El Pollo Loco, Inc.
410	11.75%, 11/15/13	317,750
	NPC International, Inc., Sr. Sub. Notes
385	9.50%, 5/1/14	309,925

		$719,175

Food/Drug Retailers — 0.3%
	General Nutrition Center, Sr. Notes, Variable Rate
755	7.584%, 3/15/14(2)	$449,225
	General Nutrition Center, Sr. Sub. Notes
430	10.75%, 3/15/15	303,150
	Rite Aid Corp.
440	7.50%, 3/1/17	239,800

		$992,175

Forest Products — 0.1%
	Jefferson Smurfit Corp., Sr. Notes
105	8.25%, 10/1/12(3)	$8,925
85	7.30%, 6/1/13(3)	7,225
	NewPage Corp.
610	10.00%, 5/1/12	187,575
385	12.00%, 5/1/13	55,825
	NewPage Corp., Variable Rate
155	7.42%, 5/1/12	37,975
	Verso Paper Holdings, LLC/Verso Paper, Inc.
305	11.375%, 8/1/16	65,575

		$363,100

Healthcare — 1.5%
	Accellent, Inc.
320	10.50%, 12/1/13	$233,600
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
355	10.00%, 2/15/15	358,550
	Biomet, Inc.
725	11.625%, 10/15/17	674,250
	DJO Finance, LLC/DJO Finance Corp.
220	10.875%, 11/15/14	168,300
	HCA, Inc.
291	8.75%, 9/1/10	291,000
34	7.875%, 2/1/11	33,660
150	9.125%, 11/15/14	141,000
210	9.25%, 11/15/16	192,675
	MultiPlan Inc., Sr. Sub. Notes
540	10.375%, 4/15/16(6)	440,100
	National Mentor Holdings, Inc.
355	11.25%, 7/1/14	294,650
	Res-Care, Inc., Sr. Notes
220	7.75%, 10/15/13	190,850

Principal
Amount*
(000’s omitted)	Security	Value
	US Oncology, Inc.
440	9.00%, 8/15/12	$419,100
1,940	10.75%, 8/15/14	1,799,350

		$5,237,085

Industrial Equipment — 0.1%
	Chart Industries, Inc., Sr. Sub. Notes
215	9.125%, 10/15/15	$170,388
	ESCO Corp., Sr. Notes
160	8.625%, 12/15/13(6)	121,600
	ESCO Corp., Sr. Notes, Variable Rate
160	5.871%, 12/15/13(6)	100,000

		$391,988

Insurance — 0.1%
	Alliant Holdings I, Inc.
115	11.00%, 5/1/15(6)	$74,750
	Hub International Holdings, Inc.
140	9.00%, 12/15/14(6)	91,700
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
115	5.113%, 11/15/14(6)	55,200

		$221,650

Leisure Goods/Activities/Movies — 0.4%
	AMC Entertainment, Inc.
760	11.00%, 2/1/16	$687,800
	Bombardier, Inc.
145	8.00%, 11/15/14(6)	103,675
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
220	12.50%, 4/1/13(3)(6)	1,375
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
405	0.00%, 4/1/12(3)(6)	6,075
	Marquee Holdings, Inc., Sr. Disc. Notes
515	9.505%, 8/15/14	347,625
	Royal Caribbean Cruises, Sr. Notes
105	7.00%, 6/15/13	59,325
40	6.875%, 12/1/13	21,800
25	7.25%, 6/15/16	12,625
50	7.25%, 3/15/18	23,750
	Universal City Development Partners, Sr. Notes
280	11.75%, 4/1/10	215,600

		$1,479,650

Lodging and Casinos — 0.7%
	Buffalo Thunder Development Authority
535	9.375%, 12/15/14(6)	$29,425
	CCM Merger, Inc.
370	8.00%, 8/1/13(6)	138,750
	Chukchansi EDA, Sr. Notes, Variable Rate
310	6.095%, 11/15/12(6)	52,700
	Fontainebleau Las Vegas Casino, LLC
525	11.00%, 6/15/15(6)	36,750
	Galaxy Entertainment Finance
320	9.875%, 12/15/12(6)	174,400
	Greektown Holdings, LLC, Sr. Notes
110	10.75%, 12/1/13(3)(6)	10,450
	Host Hotels and Resorts, LP, Sr. Notes
280	6.75%, 6/1/16	203,000

Principal
Amount*
(000’s omitted)	Security	Value
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
150	11.00%, 11/1/12(6)	$78,750
	Inn of the Mountain Gods, Sr. Notes
565	12.00%, 11/15/10	70,625
	Majestic HoldCo, LLC
150	12.50%, 10/15/11(3)(6)	1,500
	MGM Mirage, Inc.
20	7.50%, 6/1/16	8,150
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
165	8.00%, 4/1/12	53,625
240	7.125%, 8/15/14	73,200
260	6.875%, 2/15/15	75,400
	OED Corp./Diamond Jo, LLC
125	8.75%, 4/15/12	95,625
	Park Place Entertainment
405	7.875%, 3/15/10	118,463
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
25	8.25%, 3/15/12	22,375
155	7.50%, 6/15/15	103,075
	Pokagon Gaming Authority, Sr. Notes
112	10.375%, 6/15/14(6)	99,120
	San Pasqual Casino
125	8.00%, 9/15/13(6)	93,750
	Scientific Games Corp.
65	7.875%, 6/15/16(6)	55,575
	Seminole Hard Rock Entertainment, Variable Rate
195	4.496%, 3/15/14(6)	92,625
	Tunica-Biloxi Gaming Authority, Sr. Notes
345	9.00%, 11/15/15(6)	277,725
	Waterford Gaming, LLC, Sr. Notes
347	8.625%, 9/15/14(6)	138,237
	Wynn Las Vegas, LLC
435	6.625%, 12/1/14	308,850

		$2,412,145

Nonferrous Metals/Minerals — 0.2%
	FMG Finance PTY, Ltd.
785	10.625%, 9/1/16(6)	$671,175
	Freeport-McMoran Copper & Gold, Inc., Sr. Notes
100	8.375%, 4/1/17	86,370

		$757,545

Oil and Gas — 1.1%
	Allis-Chalmers Energy, Inc., Sr. Notes
370	9.00%, 1/15/14	$164,650
	Cimarex Energy Co., Sr. Notes
135	7.125%, 5/1/17	111,375
	Clayton Williams Energy, Inc.
205	7.75%, 8/1/13	126,075
	Compton Pet Finance Corp.
410	7.625%, 12/1/13	139,400
	Denbury Resources, Inc., Sr. Sub. Notes
55	7.50%, 12/15/15	47,300
	El Paso Corp., Sr. Notes
245	9.625%, 5/15/12	240,545
	Encore Acquisition Co., Sr. Sub. Notes
175	7.25%, 12/1/17	137,375
	Forbes Energy Services, Sr. Notes
350	11.00%, 2/15/15	203,000

Principal
Amount*
(000’s omitted)	Security	Value
	OPTI Canada, Inc., Sr. Notes
110	7.875%, 12/15/14	$36,850
200	8.25%, 12/15/14	69,000
	Parker Drilling Co., Sr. Notes
110	9.625%, 10/1/13	74,250
	Petrohawk Energy Corp., Sr. Notes
790	9.125%, 7/15/13	750,500
140	7.875%, 6/1/15(6)	121,100
	Petroleum Development Corp., Sr. Notes
135	12.00%, 2/15/18	86,063
	Petroplus Finance, Ltd.
510	7.00%, 5/1/17(6)	379,950
	Plains Exploration & Production Co.
195	7.00%, 3/15/17	167,212
	Quicksilver Resources, Inc.
320	7.125%, 4/1/16	212,800
	Sandridge Energy, Inc., Sr. Notes
335	8.00%, 6/1/18(6)	262,975
	SemGroup, L.P., Sr. Notes
605	8.75%, 11/15/15(3)(6)	33,275
	SESI, LLC, Sr. Notes
65	6.875%, 6/1/14	51,675
	Stewart & Stevenson, LLC, Sr. Notes
465	10.00%, 7/15/14	285,975
	VeraSun Energy Corp.
115	9.875%, 12/15/12(3)	81,075

		$3,782,420

Publishing — 0.4%
	Dex Media West/Finance, Series B
90	9.875%, 8/15/13	$13,950
	Harland Clarke Holdings
40	9.50%, 5/15/15	18,200
	Laureate Education, Inc.
100	10.00%, 8/15/15(6)	69,000
1,117	10.25%, 8/15/15(2)(6)	644,377
	Local Insight Regatta Holdings, Inc.
100	11.00%, 12/1/17	24,500
	Nielsen Finance, LLC
705	10.00%, 8/1/14	585,150
165	12.50%, (0.00% until 2011), 8/1/16	65,175
	Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
505	9.00%, 2/15/17	45,450

		$1,465,802

Rail Industries — 0.2%
	American Railcar Industry, Sr. Notes
195	7.50%, 3/1/14	$135,525
	Kansas City Southern Mexico, Sr. Notes
315	7.625%, 12/1/13	285,075
100	7.375%, 6/1/14	89,000
220	8.00%, 6/1/15	203,500

		$713,100

Retailers (Except Food and Drug) — 0.5%
	Amscan Holdings, Inc., Sr. Sub. Notes
455	8.75%, 5/1/14	$275,275
	Neiman Marcus Group, Inc.
830	9.00%, 10/15/15	332,000
1,065	10.375%, 10/15/15	448,631

Principal
Amount*
(000’s omitted)	Security	Value
	Sally Holdings, LLC
10	9.25%, 11/15/14	$9,575
	Sally Holdings, LLC, Sr. Notes
530	10.50%, 11/15/16	462,425
	Yankee Acquisition Corp., Series B
595	8.50%, 2/15/15	321,300

		$1,849,206

Steel — 0.1%
	RathGibson, Inc., Sr. Notes
495	11.25%, 2/15/14	$111,375
	Steel Dynamics, Inc., Sr. Notes
225	7.375%, 11/1/12	195,750

		$307,125

Surface Transport — 0.1%
	CEVA Group, PLC, Sr. Notes
230	10.00%, 9/1/14(6)	$178,250

		$178,250

Telecommunications — 1.0%
	Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
250	10.125%, 6/15/13	$259,688
	Digicel Group, Ltd., Sr. Notes
310	9.25%, 9/1/12(6)	281,325
989	9.125%, 1/15/15(6)	699,717
	Intelsat Bermuda, Ltd.
850	11.25%, 6/15/16	805,375
	Nortel Networks, Ltd.
150	10.75%, 7/15/16(3)	21,375
450	10.75%, 7/15/16(3)(6)	64,125
	Qwest Corp., Sr. Notes, Variable Rate
1,025	5.246%, 6/15/13	873,812
	Windstream Corp., Sr. Notes
215	8.125%, 8/1/13	209,625
65	8.625%, 8/1/16	62,725

		$3,277,767

Utilities — 0.2%
	AES Corp.
55	8.00%, 10/15/17	$47,025
	Edison Mission Energy, Sr. Notes
25	7.50%, 6/15/13	23,062
	NGC Corp.
430	7.625%, 10/15/26	174,150
	NRG Energy, Inc.
175	7.25%, 2/1/14	165,375
390	7.375%, 1/15/17	361,725
	Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	14,600

		$785,937

Total Corporate Bonds & Notes (identified cost $58,697,901)		$37,920,959

Asset-Backed Securities — 0.2%

Principal
Amount
(000’s omitted)	Security	Value
$565	Alzette European CLO SA, Series 2004-1A, Class E2, 11.86%, 12/15/20(7)	$169,563
686	Avalon Capital Ltd. 3, Series 1A, Class D, 3.199%, 2/24/19(6)(7)	68,602
1,000	Babson Ltd., Series 2005-1A, Class C1, 3.044%, 4/15/19(6)(7)	90,000
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 3.144%, 1/15/19(6)(7)	30,000
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 7.693%, 3/8/17(7)	100,000
750	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.893%, 7/17/19(7)	71,250
750	Comstock Funding Ltd., Series 2006-1A, Class D, 5.511%, 5/30/20(6)(7)	52,500
1,000	First CLO Ltd., Series 2004-1A1, Class C, 3.459%, 7/27/16(6)(7)	120,000

Total Asset-Backed Securities (identified cost $6,527,227)		$701,915

Convertible Preferred Stocks — 0.0%

Shares	Security	Value
	Telecommunications — 0.0%
479	Crown Castle International Corp., 6.25%(2)	$20,896

Total Convertible Preferred Stocks (identified cost $22,752)		$20,896

Closed-End Investment Companies — 2.4%

Shares	Security	Value
173,420	BlackRock Floating Rate Income Strategies Fund II, Inc.	$1,435,918
20,864	BlackRock Global Floating Rate Income Trust Fund	185,064
2,933	First Trust/Four Corners Senior Floating Rate Income Fund	21,997
345,089	First Trust/Four Corners Senior Floating Rate Income Fund II	2,619,226
521,233	ING Prime Rate Trust	1,824,315
173,333	LMP Corporate Loan Fund, Inc.	1,163,064
50,753	Nuveen Floating Rate Income Fund	291,830
8,502	Nuveen Floating Rate Income Opportunity Fund	45,231
23,445	Nuveen Senior Income Fund	82,292
136	PIMCO Floating Rate Income Fund	758
1,620	PIMCO Floating Rate Strategy Fund	7,922
293	Pioneer Floating Rate Trust	2,121
268,136	Van Kampen Senior Income Trust	656,933

Total Closed-End Investment Companies (identified cost $18,598,351)		$8,336,671

Short-Term Investments — 1.7%

Interest
(000’s Omitted)	Description	Value
$5,735	Cash Management Portfolio, 0.05%(8)	$5,735,335

Total Short-Term Investments (identified cost $5,735,335)		$5,735,335

Total Investments — 167.3% (identified cost $875,902,900)		$574,876,448

Less Unfunded Loan Commitments — (0.6)%		$(1,977,651)

Net Investments — 166.7% (identified cost $873,925,249)		$572,898,797

Other Assets, Less Liabilities — (24.5)%		$(84,211,444)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (42.2)%		$(145,090,120)

Net Assets Applicable to Common Shares — 100.0%		$343,597,233

DIP	-	Debtor in Possession

REIT	-	Real Estate Investment Trust

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(3)		Defaulted security. Currently the issuer is in default with respect to interest payments.

(4)		Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate value of these securities is $8,305,371 or 2.4% of the Trust’s net assets.

(7)		Variable rate security. The stated interest rate represents the rate in effect at February 28, 2009.

(8)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended February 28, 2009 was $112,071.

A summary of financial instruments outstanding at February 28, 2009 is as follows:

Forward Foreign Currency Exchange Contracts Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
3/31/09	British Pound Sterling 9,813,942	United States Dollar 13,911,362	$(92,035)
3/31/09	Euro 18,171,429	United States Dollar 23,054,092	52,743

			$(39,292)

At February 28, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$874,260,068

Gross unrealized appreciation	$430,252
Gross unrealized depreciation	(301,791,523)

Net unrealized depreciation	$(301,361,271)

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective June 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$14,092,902	$—
Level 2	Other Significant Observable Inputs	557,877,021	(39,292)
Level 3	Significant Unobservable Inputs	928,874	—

Total		$572,898,797	$(39,292)

*	Other financial instruments are forward foreign currency exchange contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
Balance, as of May 31, 2008	$462,500
Realized gains (losses)	(433)
Change in net unrealized appreciation (depreciation)	(1,572,650)
Net purchases (sales)	(19,012)
Accrued discount (premium)	9,410
Net transfer to (from) Level 3	2,049,059

Balance, as of February 28, 2009	$928,874

Change in net unrealized appreciation (depreciation) in investments still held as of February 28, 2009	$(1,572,650)

For information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Income Trust

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	April 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	April 20, 2009